UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock
Global Real Estate Fund

(formerly Real Estate Fund)

Semiannual Report

4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	9-30-98	–23.52%	14.97%	—	12.65%	–21.84%	–23.52%	100.86%	—	213.10%

B	3-1-00	–23.19	15.12	—	14.81	–21.22	–23.19	102.16	—	208.84

C	3-1-00	–20.66	15.35	—	14.82	–18.60	–20.66	104.25	—	208.99

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 30, 2009. The net expenses are as follows: Class A — 1.54%, Class B — 2.24%, Class C — 2.24% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.80%, Class B —2.51%, Class C — 2.50% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Real Estate Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B2,3	3-1-00	$30,884	$30,884	$36,235	$37,180	$11,518

C2,3	3-1-00	30,899	30,899	36,235	37,180	11,518

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s/Citigroup World Property Index — Index 1 — is an unmanaged index consisting of U.S. and foreign companies.

MSCI U.S. REIT Index — Index 2 — is an unmanaged index consisting of the most actively traded real estate investment trusts.

Standard & Poor’s 500 Index — Index 3 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

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Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$822.80	$8.11

Class B	1,000.00	820.00	11.28

Class C	1,000.00	820.50	11.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,016.00	$8.97

Class B	1,000.00	1,012.50	12.48

Class C	1,000.00	1,012.50	12.48

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.80%, 2.51% and 2.50% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Global Real Estate Fund

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Portfolio summary

Top 10 holdings[1]

Shenzhen Investment Ltd.	4.4%	Westfield Group	2.9%

Mitsui Fudosan Co., Ltd.	3.8%	Sun Hing Kai Properties Ltd.	2.9%
		Melco PBL Entertainment
Mitsubishi Estate Co., Ltd.	3.8%	(Macau) Ltd., ADR	2.8%
Allco Commercial Real
Estate Investment Trust	3.5%	IVG Immobilien AG	2.6%

Cheung Kong (Holdings) Ltd.	3.3%	Road King Infrastructure Ltd.	2.6%

Industry distribution[1]
Real estate management
& development	38%	Marine	2%

Retail REITs	16%	Construction & engineering	2%

Office REITs	15%	Industrial REITs	2%

Diversified REITs	9%	Oil & gas drilling	1%

Residential REITs	6%	Specialized REITs	1%

Casinos & gaming	3%	Apparel, accessories & luxury goods	1%

Highways & railtracks	3%	Other	1%

1 As a percentage of net assets on April 30, 2008.

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F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.60%		$49,244,181

(Cost $45,213,588)
Apparel, Accessories and Luxury Goods 0.51%		250,508

C C Land Holdings, Ltd.	228,000	250,508

Asset Management & Custody Banks 0.74%		367,762

ARA Asset Management	656,978	367,762

Casinos & Gaming 2.84%		1,405,800

Melco PBL Entertainment (Macau) Ltd. ADR (I)	106,500	1,405,800

Construction and Engineering 1.97%		975,679

Vinci SA	13,300	975,679

Diversified REITs 9.09%		4,495,095

Allco Commerical Real Estate Investment Trust (I)	2,900,000	1,732,633

British Land Co., Plc	62,727	1,041,031

Stockland	102,397	697,441

Vornado Realty Trust	11,000	1,023,990

Highways & Railtracks 2.55%		1,259,579

Road King Infrastructure Ltd.	1,064,000	1,259,579

Home Building 0.91%		450,006

Construtora Tenda SA (I)	85,000	450,006

Industrial REITs 1.93%		951,672

ProLogis Co.	15,200	951,672

Marine 2.21%		1,092,525

Alexander & Baldwin, Inc.	10,750	539,973

Diana Shipping, Inc. (L)	18,200	552,552

Office REITs 15.46%		7,643,232

Alexandria Real Estate Equities, Inc.	7,000	735,210

Axis Real Estate Investment Trust	667,000	371,611

Boston Properties, Inc.	10,000	1,004,900

Champion Real Estate Investment Trust (I)	900,000	462,553

Commonwealth Property Office Fund	480,000	634,465

Digital Realty Trust, Inc.	25,200	976,500

Douglas Emmett, Inc.	21,500	510,840

Great Portland Estates Plc	65,000	588,395

Nippon Building Fund, Inc.	85	1,115,718

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Office REITs (continued)

SL Green Realty Corp.	8,000	$742,400

Societe Fonciere Lyonnaise	5,637	500,640

Oil & Gas Drilling 1.43%		707,808

Transocean, Inc. (I)	4,800	707,808

Real Estate Management & Development 36.58%		18,085,954

Capitaland Ltd.	190,000	957,600

Cheung Kong (Holdings) Ltd.	103,000	1,608,799

Chinese Estates Holdings Ltd.	275,000	432,609

Eurocastle Investment Ltd.	49,000	591,610

Henderson Land Development Co., Ltd.	109,000	833,822

Hongkong Land Holdings Ltd.	255,000	1,157,572

IVG Immobilien AG	50,800	1,278,175

Keck Seng Investments Ltd.	965,679	558,962

KLCC Property Holdings Berhad	513,000	493,830

Mapeley Ltd.	20,000	502,238

Mitsubishi Estate Co., Ltd.	64,000	1,861,241

Mitsui Fudosan Co., Ltd.	74,000	1,869,974

Shenzhen Investment Ltd.	3,992,857	2,176,781

Sumitomo Realty & Development Co., Ltd.	47,000	1,178,099

Sun Hing Kai Properties Ltd.	81,000	1,415,600

Tejon Ranch Co. (I)(L)	14,000	591,640

Thomas Properties Group, Inc.	69,316	577,402

Residential REITs 5.90%		2,916,725

Avalonbay Communities, Inc.	9,500	947,625

BRE Properties, Inc. (Class A)	16,000	767,200

Essex Property Trust, Inc.	10,100	1,201,900

Retail REITs 16.31%		8,065,464

Artis Real Estate Investment Trust	30,000	461,126

Hammerson Plc	47,000	935,749

Japan Retail Fund Investment Corp.	110	651,430

Land Securities Group Plc	22,700	690,287

Link REIT (The)	330,000	790,039

Lippo-Mapletree Indonesia Retail Trust (I)	1,735,000	732,307

Simon Property Group, Inc.	11,470	1,145,394

Unibail-Rodamco	4,700	1,207,076

Westfield Group	84,500	1,452,056

Specialized REITs 1.17%		576,372

Host Hotels & Resorts, Inc.	33,510	576,372

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

	Interest		Par value
Issuer, description, maturity date	rate		(000)	Value

Short-term investments 2.54%				$1,255,068

(Cost $1,255,068)

Joint Repurchase Agreement 0.76%				374,000

Joint Repurchase Agreement with Bank of America Corp. dated
4-30-08 at 1.910% to be repurchased at $374,020 on
5-1-08, collateralized by $293,730 U.S. Inflation Indexed
Bond, 3.000% due 7-15-12 (valued at $381,480,
including interest)	1.910%		$374	374,000

			Shares
Cash Equivalents 1.78%				881,068

John Hancock Cash Investment Trust (T)(W)	2.7260%	(Y)	881,068	881,068

Total investments (Cost $46,468,656)† 102.14%				$50,499,249

Other assets and liabilities, net (2.14%)				($1,060,244)

Total net assets 100.00%				$49,439,005

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $47,223,153. Gross unrealized appreciation and depreciation of investments aggregated $7,661,435 and $4,385,339, respectively, resulting in net unrealized appreciation of $3,276,096.

See notes to financial statements

Semiannual report | Global Real Estate Fund

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F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $45,587,588) including
$863,792 of securities loaned (Note 2)	$49,618,181
Investments in affiliated issuers, at value (Cost $881,068)	881,068

Total investments, at value (Cost $46,468,656)	50,499,249
Foreign currency at value (Cost $20,567)	20,735
Cash	186
Receivable for investments sold	525,702
Receivable for shares sold	30,222
Dividends and interest receivable	98,768
Receivable from affiliates	5,170

Total assets	51,180,032

Liabilities

Payable for investments purchased	166,691
Payable for shares repurchased	558,722
Payable upon return of securities loaned (Note 2)	881,068
Payable to affiliates
Management fees	31,378
Distribution and service fees	23,000
Other	28,331
Other payables and accrued expenses	51,837

Total liabilities	1,741,027

Net assets

Capital paid-in	37,623,477
Accumulated net realized gain on investments and foreign currency transactions	7,695,870
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	4,031,788
Accumulated net investment income	87,870

Net assets	$49,439,005

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($29,060,070 ÷ 1,961,814 shares)	$14.81
Class B ($11,740,074 ÷ 795,367 shares)[1]	$14.76
Class C ($8,638,861 ÷ 584,958 shares)[1]	$14.77

Maximum offering price per share

Class A ($14.81 ÷ 95%)[2]	$15.59

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Global Real Estate Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $41,870)	$1,252,576
Securities lending	28,154
Income from affiliated issuers	8,803
Interest	6,275

Total investment income	1,295,808

Expenses

Investment management fees (Note 3)	216,983
Distribution and service fees (Note 3)	160,022
Transfer agent fees (Note 3)	92,810
Accounting and legal services fees (Note 3)	2,712
Blue sky fees	39,577
Printing fees	18,010
Custodian fees	16,831
Professional fees	11,281
Trustees’ fees	3,008
Miscellaneous	7,020

Total expenses	568,254
Less expense reductions (Note 3)	(2,456)

Net expenses	565,798

Net investment income	730,010

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,387,415
Foreign currency transactions	(97,658)
8,289,757

Change in net unrealized appreciation (depreciation) of
Investments	(21,996,833)
Translation of assets and liabilities in foreign currencies	1,102
(21,995,731)
Net realized and unrealized loss	(13,705,974)

Decrease in net assets from operations	($12,975,964)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$506,222	$730,010
Net realized gain	13,444,561	8,289,757
Change in net unrealized appreciation (depreciation)	(9,801,942)	(21,995,731)

Increase (decrease) in net assets resulting from operations	4,148,841	(12,975,964)

Distributions to shareholders
From net investment income
Class A	(289,406)	(434,193)
Class B	(6,696)	(133,875)
Class C	(4,269)	(91,153)
From net realized gain
Class A	(5,394,040)	(7,279,143)
Class B	(2,628,948)	(3,112,280)
Class C	(1,685,444)	(2,091,675)
	(10,008,803)	(13,142,319)
From Fund share transactions (Note 4)	(4,891,940)	2,038,660

Total decrease	(10,751,902)	(24,079,623)

Net assets

Beginning of period	84,270,530	73,518,628

End of period[2]	$73,518,628	$49,439,005

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment income of $17,081 and $87,870, respectively.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.52	$13.49	$16.65	$18.46	$24.30	$22.92
Net investment income[3]	0.35	0.30	0.30	0.31	0.21	0.23
Net realized and unrealized gain
(loss) on investments	3.03	3.25	2.32	6.34	1.20	(4.05)
Total from investment operations	3.38	3.55	2.62	6.65	1.41	(3.82)
Less distributions
From net investment income	(0.41)	(0.33)	(0.41)	(0.28)	(0.14)	(0.23)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
	(0.41)	(0.39)	(0.81)	(0.81)	(2.79)	(4.29)
Net asset value, end of period	$13.49	$16.65	$18.46	$24.30	$22.92	$14.81
Total return (%)[4]	32.91[5]	26.78[5]	15.99[5]	37.22[5]	6.27	(17.72)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$28	$34	$45	$43	$29
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.82	1.70	1.65	1.59	1.54	1.80[7]
Expenses net of fee waivers, if any	1.65	1.65	1.60	1.55	1.54	1.80[7]
Expenses net of all fee waivers and
credits	1.65	1.65	1.60	1.55	1.54	1.79[7]
Net investment income	3.10	2.01	1.70	1.47	0.91	2.97[7]
Portfolio turnover (%)	195	98	13	32	35	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.51	$13.48	$16.63	$18.44	$24.26	$22.85
Net investment income[3]	0.27	0.20	0.18	0.17	0.04	0.18
Net realized and unrealized gain
(loss) on investments	3.03	3.24	2.32	6.31	1.21	(4.04)
Total from investment operations	3.30	3.44	2.50	6.48	1.25	(3.86)
Less distributions
From net investment income	(0.33)	(0.23)	(0.29)	(0.13)	(0.01)	(0.17)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
	(0.33)	(0.29)	(0.69)	(0.66)	(2.66)	(4.23)
Net asset value, end of period	$13.48	$16.63	$18.44	$24.26	$22.85	$14.76
Total return (%)[4]	32.04[5]	25.87[5]	15.22[5]	36.21[5]	5.52	(18.00)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$21	$24	$23	$24	$18	$12
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.52	2.40	2.35	2.29	2.24	2.51[7]
Expenses net of fee waivers, if any	2.35	2.35	2.30	2.25	2.24	2.51[7]
Expenses net of all fee waivers and
credits	2.35	2.35	2.30	2.25	2.24	2.50[7]
Net investment income	2.40	1.33	1.00	0.82	0.19	2.31[7]
Portfolio turnover (%)	195	98	13	32	35	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value, beginning of period	$10.51	$13.48	$16.63	$18.44	$24.26	$22.85
Net investment income[3]	0.27	0.19	0.18	0.16	0.04	0.18
Net realized and unrealized gain
(loss) on investments	3.03	3.25	2.32	6.32	1.21	(4.03)
Total from investment operations	3.30	3.44	2.50	6.48	1.25	(3.85)
Less distributions
From net investment income	(0.33)	(0.23)	(0.29)	(0.13)	(0.01)	(0.17)
From net realized gain	—	(0.06)	(0.40)	(0.53)	(2.65)	(4.06)
	(0.33)	(0.29)	(0.69)	(0.66)	(2.66)	(4.23)
Net asset value, end of period	$13.48	$16.63	$18.44	$24.26	$22.85	$14.77
Total return (%)[4]	32.04[5]	25.87[5]	15.22[5]	36.21[5]	5.52	(17.95)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$11	$14	$13	$15	$12	$9
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.52	2.40	2.35	2.29	2.24	2.50[7]
Expenses net of fee waivers, if any	2.35	2.35	2.30	2.25	2.24	2.50[7]
Expenses net of all fee waivers and
credits	2.35	2.35	2.30	2.25	2.24	2.49[7]
Net investment income	2.38	1.32	1.01	0.79	0.18	2.26[7]
Portfolio turnover (%)	195	98	13	32	35	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total return would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Global Real Estate Fund

19

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Global Real Estate Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

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Real estate concentration risk

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

Joint repurchase agreement

Pursuant to an exemptive order issued by the (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line

Semiannual report | Global Real Estate Fund

21

of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley), which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these

Global Real Estate Fund | Semiannual report

22

instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2007, the tax character of distributions paid was as follows: ordinary income $300,371 and long-term capital gain $9,708,432. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the Fund’s daily average net asset value in excess of $1,500,000,000. The effective rate for the management fee is 0.80% of the Fund’s average daily net asset value for the period ended April 30, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $27,254 with regard to sales of Class A shares. Of this amount, $4,090 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $20,520 was paid as sales commissions to unrelated broker-dealers and $2,644 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses

Semiannual report | Global Real Estate Fund

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for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $14,964 for Class B shares and $1,172 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $2,456 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$54,358	$47,660
Class B	22,752	66,333
Class C	15,700	46,029
Total	$92,810	$160,022

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $2,712 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Effective June 12, 2008, the Adviser has agreed to a contractual expense limit on class specific expenses (which includes Rule 12b-1 fees, transfer agency fees, blue sky fees, and printing and postage). These limits are as follows: 1.54% for Class A, 2.24% for Class B and 2.24% for Class C. This expense reimbursement shall continue in effect until June 30, 2009 and thereafter until terminated by the Adviser.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Global Real Estate Fund | Semiannual report

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Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	909,112	$21,465,856	168,901	$2,568,341
Distributions reinvested	240,452	5,316,774	442,616	6,983,310
Repurchased	(1,135,338)	(25,640,248)	(520,357)	(8,164,105)
Net increase	14,226	$1,142,382	91,160	$1,387,546

Class B shares

Sold	165,837	$3,902,302	33,822	$1,238,056
Distributions reinvested	110,007	2,427,874	189,680	2,262,433
Repurchased	(478,299)	(10,847,393)	(234,452)	(3,636,050)
Net decrease	(202,455)	($4,517,217)	(10,950)	($135,561)

Class C shares

Sold	163,568	$3,866,140	20,439	$309,283
Distributions reinvested	71,316	1,574,677	130,914	2,062,817
Repurchased	(305,683)	(6,957,922)	(101,359)	(1,585,425)
Net increase (decrease)	(70,799)	($1,517,105)	49,994	$786,675

Net increase (decrease)	(259,028)	($4,891,940)	130,204	$2,038,660

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $35,379,838 and $45,608,925, respectively.

Semiannual report | Global Real Estate Fund

25

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Real Estate Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Real Estate Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

26

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3- and 5-year periods was lower than the performance of the Peer Group and Category medians, and one of its benchmark indices, the MSCI U.S. REIT Index. The Board favorably viewed the Fund’s more recent performance. The Board noted that the Fund’s performance was higher than the performance of the Peer Group and Category medians, and the MSCI U.S. REIT Index for the 1-year period ended December 31, 2006. The Board also noted that the Fund’s performance was appreciably higher than its other benchmark index, the Standard and Poor’s 500 during the periods under review.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory

Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category, but lower than the median of its Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar

27

investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
	601 Congress Street	Legal counsel
	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Officers		Preston Gates Ellis LLP
Keith F. Hartstein	Subadviser	One Lincoln Street
President and	MFC Global Investment	Boston, MA 02111-2950
Chief Executive Officer	Management (U.S.), LLC
101 Huntington Avenue
Thomas M. Kinzler	Boston, MA 02199
Secretary and Chief Legal Officer
Principal distributor
Francis V. Knox, Jr.	John Hancock Funds, LLC
Chief Compliance Officer	601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Global Real Estate Fund

29

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Real Estate Fund.	050SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	8-4-03	–12.99%	—	—	9.21%	–23.60%	–12.99%	—	—	51.83%

B	8-4-03	–13.53	—	—	9.49	–23.85	–13.53	—	—	53.65

C	8-4-03	–9.80	—	—	9.82	–20.57	–9.80	—	—	55.90

I1	8-4-03	–8.00	—	—	10.82	–19.43	–8.00	—	—	62.76

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until February 28, 2009. The net expenses are as follows: Class A — 1.38%, Class B — 2.05%, Class C — 1.98%, Class I — 0.95% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.94%, Class B — 3.61%, Class C — 3.55%, Class I — 3.03% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Mid Cap Equity Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Mid Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400/Citigroup Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	8-4-03	$15,565	$15,365	$17,349

C2	8-4-03	15,590	15,590	17,349

I3	8-4-03	16,276	16,276	17,349

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400/Citigroup Growth Index is an unmanaged index comprised of stocks representing approximately half of the S&P MidCap Index that have been identified as being on the growth end of the growth-value spectrum.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Mid Cap Equity Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$804.10	$6.13

Class B	1,000.00	800.90	9.08

Class C	1,000.00	802.20	8.76

Class I	1,000.00	805.70	4.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Mid Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,018.06	$6.86

Class B	1,000.00	1,014.78	10.15

Class C	1,000.00	1,015.14	9.80

Class I	1,000.00	1,020.16	4.75

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.38%, 2.04%, 1.97% and 0.95% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Mid Cap Equity Fund

Portfolio summary

Top 10 holdings[1]

VistaPrint Ltd.	2.4%	PetSmart, Inc.	2.2%

Penn National Gaming, Inc.	2.3%	Varian Semiconductor Equipment

Psychiatric Solutions, Inc.	2.3%	Associates, Inc.	2.2%

GameStop Corp. (Class A)	2.3%	Gen-Probe, Inc.	2.2%

Harris Corp.	2.3%	Cullen/Frost Bankers, Inc.	2.2%

Hologic, Inc.	2.2%

Sector distribution[1]

Health care	26%	Energy	8%

Information technology	22%	Consumer staples	2%

Industrials	16%	Materials	2%

Consumer discretionary	13%	Other	1%

Financials	10%

1 As a percentage of net assets on April 30, 2008.

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.50%		$27,914,043

(Cost $29,239,020)

Air Freight & Logistics 2.10%		595,460

Robinson (C.H.) Worldwide, Inc.	9,500	595,460

Application Software 2.03%		573,878

Salesforce.com, Inc. (I)	8,600	573,878

Asset Management & Custody Banks 3.99%		1,130,810

Eaton Vance Corp.	16,305	596,763

SEI Investments Co.	22,950	534,047

Automotive Retail 2.15%		607,713

O’Reilly Automotive, Inc. (I)	21,050	607,713

Biotechnology 1.63%		461,835

ImClone Systems, Inc. (I)	9,900	461,835

Casinos & Gaming 3.93%		1,113,954

Bally Technologies, Inc. (I)	13,300	448,077

Penn National Gaming, Inc. (I)	15,587	665,877

Communications Equipment 2.28%		645,658

Harris Corp.	11,950	645,658

Computer & Electronics Retail 2.30%		652,224

GameStop Corp. (Class A) (I)	11,850	652,224

Computer Storage & Peripherals 1.86%		525,546

SanDisk Corp. (I)	19,400	525,546
Construction & Engineering 1.99%		564,214

Chicago Bridge & Iron Co. NV (NY Reg Shares)	14,162	564,214

Data Processing & Outsourced Services 1.34%		380,385

Euronet Worldwide, Inc. (I)	21,515	380,385

Diversified Commercial & Professional Services 3.66%		1,037,294

Corrections Corp. of America (I)	23,430	597,465

Stantec, Inc. (I)	14,950	439,829

Electronic Manufacturing Services 1.81%		511,524

Trimble Navigation Ltd. (I)	15,600	511,524

Health Care Equipment 8.61%		2,439,795

Gen-Probe, Inc. (I)	11,060	623,342

See notes to financial statements

Semiannual report | Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Health Care Equipment (continued)

Hologic, Inc. (I)	21,784	$635,875

ResMed, Inc. (I)	14,400	620,928

Thoratec Corp. (I)	35,000	559,650

Health Care Facilities 2.36%		664,696

Psychiatric Solutions, Inc. (I)	19,150	664,696

Health Care Supplies 3.55%		1,006,850

Align Technology, Inc. (I)(L)	46,377	569,510

Inverness Medical Innovations, Inc. (I)	11,820	437,340

Human Resource & Employment Services 1.58%		448,889

Monster Worldwide, Inc. (I)	18,450	448,889

Industrial Machinery 2.12%		600,831

Middleby Corp. (The) (I)(L)	9,575	600,831

Internet Software & Services 4.56%		1,293,446

Akamai Technologies, Inc. (I)	16,800	600,936

VistaPrint Ltd. (I)	20,350	692,510

Investment Banking & Brokerage 1.66%		471,109

Raymond James Financial, Inc.	16,375	471,109

Life Sciences Tools & Services 4.22%		1,196,421

Covance, Inc. (I)	7,175	601,193

QIAGEN NV (I)(L)	26,800	595,228

Oil & Gas Equipment & Services 3.15%		893,399

Core Laboratories N.V. (I)	2,650	331,992

Superior Energy Services, Inc. (I)	12,650	561,407

Oil & Gas Exploration & Production 5.34%		1,513,929

Newfield Exploration Co. (I)	8,900	540,764

Quicksilver Resources, Inc. (I)	13,800	572,562

Range Resources Corp.	6,035	400,603

Pharmaceuticals 5.85%		1,658,763

Medicis Pharmaceutical Corp. (Class A)	27,350	563,410

Sepracor, Inc. (I)	23,180	499,529

Shire Plc ADR	10,845	595,824

Regional Banks 2.19%		621,556

Cullen/Frost Bankers, Inc.	11,135	621,556

Restaurants 2.10%		594,603

Cheesecake Factory, Inc. (The) (I)(L)	26,275	594,603

Semiconductor Equipment 8.10%		2,296,062

FormFactor, Inc. (I)	31,480	606,620

Lam Research Corp. (I)	13,020	531,737

Tessera Technologies Inc. (I)	26,400	534,336

Varian Semiconductor Equipment Associates, Inc. (I)	17,018	623,369

Soft Drinks 1.86%		527,311

Hansen Natural Corp. (I)	14,900	527,311

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Issuer				Shares	Value
Specialized Finance 2.13%					$603,157

Portfolio Recovery Associates, Inc. (L)				13,705	603,157

Specialty Stores 2.22%					629,997

PetSmart, Inc.				28,150	629,997

Steel 1.86%					526,793

Steel Dynamics, Inc.				15,116	526,793

Trading Companies & Distributors 2.16%					612,145

Finning International, Inc.				20,584	612,145

Trucking 1.81%					513,796

J.B. Hunt Transport Services, Inc.				15,125	513,796

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 11.06%					$3,136,020
(Cost $3,136,020)

Government U.S. Agency 1.76%					500,000

Federal Home Loan Bank,
Discount Note	1.75% (Y)	05-01-08	AAA	$500	500,000

				Shares
Cash Equivalents 9.30%					2,636,020

John Hancock Cash Investment
Trust (T)(W)	2.7260% (Y)		2,636,020		2,636,020

Total investments (Cost $32,375,040)† 109.56%					$31,050,063

Other assets and liabilities, net (9.56%)					($2,710,138)

Total net assets 100.00%					$28,339,925

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes was $32,696,925. Gross unrealized appreciation and depreciation of investments aggregated $1,427,581 and $3,074,443, respectively, resulting in net unrealized depreciation of $1,646,862.

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $29,739,020) including
$2,584,333 of securities loaned (Note 2)	$28,414,043
Investments in affiliated issuers, at value (Cost $2,636,020)	2,636,020

Total investments, at value (Cost $32,375,040)	31,050,063
Foreign currency at value (Cost $44,734)	44,980
Cash	14,585
Receivable for investments sold	66,850
Receivable for shares sold	11,592
Dividends and interest receivable	4,667
Receivable from affiliates	1,833
Other assets	26,500

Total assets	31,221,070

Liabilities

Payable for shares repurchased	108,683
Payable upon return of securities loaned (Note 2)	2,636,020
Payable to affiliates
Management fees	25,878
Distribution and service fees	12,779
Other	46,083
Other payables and accrued expenses	51,702

Total liabilities	2,881,145

Net assets

Capital paid-in	40,651,952
Accumulated net realized loss on investments and foreign currency transactions	(10,881,523)
Net unrealized depreciation of investments and translation of assets
and liabilities in foreign currencies	(1,324,731)
Accumulated net investment loss	(105,773)

Net assets	$28,339,925

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($16,851,532 ÷ 1,346,021 shares)	$12.52
Class B ($6,946,751 ÷ 571,610 shares)[1]	$12.15
Class C ($4,300,381 ÷ 353,482 shares)[1]	$12.17
Class I ($241,261 ÷ 18,893 shares)	$12.77

Maximum offering price per share

Class A ($12.52 ÷ 95%)[2]	$13.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Securities lending	$50,857
Dividends (net of foreign withholding taxes of $770)	40,245
Income from affiliated issuers	18,826
Interest	12,894

Total investment income	122,822

Expenses

Investment management fees (Note 3)	112,424
Distribution and service fees (Note 3)	81,532
Transfer agent fees (Note 3)	29,231
Accounting and legal services fees (Note 3)	1,406
Blue sky fees	54,002
Professional fees	42,733
Custodian fees	19,914
Printing fees	17,730
Trustees’ fees	211
Miscellaneous	1,002

Total expenses	360,185
Less expense reductions (Note 3)	(132,605)

Net expenses	227,580

Net investment loss	(104,758)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(3,634,556)
Foreign currency transactions	2,435
(3,632,121)
Change in net unrealized appreciation (depreciation) of
Investments	(3,043,278)
Translation of assets and liabilities in foreign currencies	246
(3,043,032)
Net realized and unrealized loss	(6,675,153)

Decrease in net assets from operations	($6,779,911)

[1] Semiannual period from 11-1-07 to 4-30-08.

Semiannual report | Mid Cap Equity Fund

See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($134,015)	($104,758)
Net realized gain (loss)	1,556,143	(3,632,121)
Change in net unrealized appreciation (depreciation)	1,059,377	(3,043,032)

Increase (decrease) in net assets resulting from operations	2,481,505	(6,779,911)
Distributions to shareholders
From net realized gain
Class A	(115,839)	(234,783)
Class B	(23,833)	(93,984)
Class C	(11,332)	(52,704)
Class I	(6,148)	(3,188)
	(157,152)	(384,659)
From Fund share transactions (Note 4)	18,844,311	10,366,226

Total increase	21,168,664	3,201,656

Net assets

Beginning of period	3,969,605	25,138,269

End of period[2]	$25,138,269	$28,339,925

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment loss of $1,015 and $105,773, respectively.

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.61	$13.38	$12.94	$15.82
Net investment loss[4]	(0.01)	(0.06)	(0.08)	(0.08)	(0.13)[5]	(0.03)
Net realized and unrealized gain
(loss) on investments	1.36	0.50	2.38	1.38	3.51	(3.04)
Total from investment operations	1.35	0.44	2.30	1.30	3.38	(3.07)
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of period	$11.35	$11.61	$13.38	$12.94	$15.82	$12.52
Total return (%)[6,7]	13.50[8]	3.92	20.31	10.31	27.01	(19.59)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$3	$15	$17
Ratios (as a percentage of
average net assets):
Expenses before reductions	6.20[9]	2.42	2.97	4.25	2.94	2.30[9]
Expenses net of fee waivers, if any	1.20[9]	1.20	1.20	1.38	1.39	1.38[9]
Expenses net of all fee waivers and
credits	1.20[9]	1.20	1.20	1.38	1.39	1.37[9]
Net investment loss	(0.57)[9]	(0.56)	(0.65)	(0.66)	(0.88)[5]	(0.48)[9]
Portfolio turnover (%)	48	46	63	47	64[10]	49[10]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class A shares began operations on 8-4-03.

3 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of new investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total return would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Annualized.

10 Excludes merger activity.

See notes to financial statements

Semiannual report | Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23	$12.70	$15.42
Net investment loss[4]	(0.03)	(0.12)	(0.14)	(0.17)	(0.22)[5]	(0.07)
Net realized and unrealized gain
(loss) on investments	1.36	0.51	2.36	1.38	3.44	(2.97)
Total from investment operations	1.33	0.39	2.22	1.21	3.22	(3.04)
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.70	$15.42	$12.15
Total return (%)[6,7]	13.30[8]	3.49	19.72	9.67	26.23	(19.91)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	$1	$6	$7
Ratios (as a percentage of
average net assets):
Expenses before reductions	6.90[10]	2.87	3.42	4.92	3.61	2.98[10]
Expenses net of fee waivers, if any	1.90[10]	1.65	1.65	2.05	2.06	2.04[10]
Expenses net of all fee waivers and
credits	1.90[10]	1.65	1.65	2.05	2.06	2.03[10]
Net investment loss	(1.27)[10]	(1.01)	(1.10)	(1.35)	(1.57)[5]	(1.16)[10]
Portfolio turnover (%)	48	46	63	47	64[11]	49[11]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class B shares began operations on 8-4-03.

3 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of new investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized

11 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.33	$11.54	$13.23	$12.71	$15.42
Net investment loss[4]	(0.03)	(0.12)	(0.14)	(0.16)	(0.21)[5]	(0.07)
Net realized and unrealized gain
(loss) on investments	1.36	0.51	2.36	1.38	3.42	(2.95)
Total from investment operations	1.33	0.39	2.22	1.22	3.21	(3.02)
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of period	$11.33	$11.54	$13.23	$12.71	$15.42	$12.17
Total return (%)[6,7]	13.30[8]	3.49	19.72	9.76	26.13	(19.78)[8]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]	$3	$4
Ratios (as a percentage of
average net assets):
Expenses before reductions	6.90[10]	2.87	3.42	4.85	3.55	2.95[10]
Expenses net of fee waivers, if any	1.90[10]	1.65	1.65	1.98	2.00	1.97[10]
Expenses net of all fee waivers and
credits	1.90[10]	1.65	1.65	1.98	2.00	1.96[10]
Net investment loss	(1.27)[10]	(1.01)	(1.10)	(1.51)	(1.51)[5]	(1.10)[10]
Portfolio turnover (%)	48	46	63	47	64[11]	49[11]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class C shares began operations on 8-4-03.

3 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of new investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Less than $500,000.

10 Annualized

11 Excludes merger activity.

See notes to financial statements

Semiannual report | Mid Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03[1,2]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[3]

Per share operating performance

Net asset value, beginning of period	$10.00	$11.35	$11.66	$13.47	$13.10	$16.10
Net investment loss[4]	(0.01)	(0.03)	(0.04)	(0.03)	(0.05)[5]	—[6]
Net realized and unrealized gain
(loss) on investments	1.36	0.52	2.38	1.40	3.55	(3.10)
Total from investment operations	1.35	0.49	2.34	1.37	3.50	(3.10)
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)	(0.50)	(0.23)
Net asset value, end of period	$11.35	$11.66	$13.47	$13.10	$16.10	$12.77
Total return (%)[7,8]	13.50[9]	4.37	20.58	10.82	27.62	(19.43)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]	—[10]	—[10]	—[10]	—[10]
Ratios (as a percentage of
average net assets):
Expenses before reductions	5.90[11]	2.12	2.67	3.81	3.03	1.83[11]
Expenses net of fee waivers, if any	0.90[11]	0.90	0.90	0.94	0.95	0.95[11]
Expenses net of all fee waivers and
credits	0.90[11]	0.90	0.90	0.94	0.95[5]	0.95[11]
Net investment loss	(0.27)[11]	(0.26)	(0.35)	(0.23)	(0.39)	(0.04)[11]
Portfolio turnover (%)	48	46	63	47	64[12]	49

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 8-4-03.

3 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of new investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.01 per share and 0.05% of class’s average net assets.

6 Less than $0.005 per share.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Not annualized.

10 Less than $500,000.

11 Annualized.

12 Excludes merger activity.

See notes to financial statements

Mid Cap Equity Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1 Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Adviser and other subsidiaries of John Hancock Life Insurance Company (JHLICO) owned 280,350, 13,772, 13,770 and 12,001 Class A, Class B, Class C and Class I shares of beneficial interest, respectively, of the Fund on April 30, 2008.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2

Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally

Semiannual report | Mid Cap Equity Fund

determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Mid Cap Equity Fund | Semiannual report

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,107,959 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $6,962,951 and October 31, 2010 —$145,008. Availability of a certain amount of this loss carryforward, which was acquired on May 25, 2007, in a merger with John Hancock Focused Equity Fund, may be limited in a given year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2007, the tax character of distributions paid was as follows: long-term capital gain $157,152. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported

Semiannual report | Mid Cap Equity Fund

in the Fund’s financial statements as a return of capital.

Note 3

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000. The effective rate for the period ended April 30, 2008 is 0.40% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 29, 2008. The Adviser has contractually limited the Fund’s expenses for Class A, Class B and Class C to 1.38%, 2.05% and 1.98%, respectively, of the Fund’s average daily assets. This limitation is effective at least until February 28, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $131,298 for the period ended April 30, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $33,596 with regard to sales of Class A shares. Of this amount, $5,403 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $26,724 was paid as sales commissions to unrelated broker-dealers and $1,469 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $4,727 for Class B shares and $224 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts

Mid Cap Equity Fund | Semiannual report

and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account. Effective April 30, 2007, Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net asset value at least until May 31, 2008. Pursuant to this agreement, there were no reimbursements for the period ended April 30, 2008.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,307 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$18,227	$24,837
Class B	7,369	35,363
Class C	3,582	21,332
Class I	53	—
Total	$29,231	$81,532

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $1,406 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Semiannual report | Mid Cap Equity Fund

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	278,163	$4,034,286	223,387	$3,010,022
Issued in reorganization	592,060	8,717,076	362,947	5,289,086
Distributions reinvested	8,943	115,455	15,167	220,835
Repurchased	(125,374)	(1,819,788)	(234,828)	(3,017,697)
Net increase	753,792	$11,047,029	366,673	$5,502,246

Class B shares

Sold	92,709	$1,314,928	58,020	$773,671
Issued in reorganization	313,567	4,510,975	249,262	3,533,535
Distributions reinvested	1,823	23,063	6,300	89,268
Repurchased	(55,913)	(791,520)	(141,681)	(1,752,958)
Net increase	352,186	$5,057,446	171,901	$2,643,516

Class C shares

Sold	71,817	$1,033,516	55,821	$761,333
Issued in reorganization	137,816	1,983,416	165,008	2,340,914
Distributions reinvested	758	9,601	3,147	44,630
Repurchased	(19,985)	(282,753)	(83,470)	(1,020,279)
Net increase	190,406	$2,743,780	140,506	$2,126,598

Class I shares

Sold	196	$2,954	6,671	$90,723
Distributions reinvested	470	6,148	212	3,143
Repurchased	(912)	(13,046)	—	—
Net increase (decrease)	(246)	($3,944)	6,883	$93,866

Net increase	1,296,138	$18,844,311	685,963	$10,366,226

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5

Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $24,197,368 and $13,855,853, respectively.

Note 6 Reorganization

On May 9, 2007, the shareholders of John Hancock Focused Equity Fund (Focused Equity Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Focused Equity Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 592,060 Class A shares, 313,567 Class B shares and 137,816 Class C shares of the Fund for the net assets of the Focused Equity Fund, which amounted to $8,717,076, $4,510,975 and $1,983,416 for Class A, Class B and Class C shares of the Focused Equity Fund, respectively, including the total of $170,242 of unrealized appreciation, after the close of business on May 25, 2007.

On December 19, 2007, the shareholders of John Hancock Multi Cap Growth Fund (Multi Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Multi Cap Growth Fund in exchange for Class A, Class B and

Mid Cap Equity Fund | Semiannual report

Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 362,947 Class A shares, 249,262 Class B shares and 165,008 Class C shares of the Fund for the net assets of the Multi Cap Growth Fund, which amounted to $5,289,086, $3,533,535 and $2,340,914 for Class A, Class B and Class C shares of the Multi Cap Growth Fund, respectively, including the total of $22,977 of unrealized appreciation, after the close of business on December 28, 2007.

Semiannual report | Mid Cap Equity Fund

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Mid Cap Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Mid Cap Equity Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

Mid Cap Equity Fund | Semiannual report

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board recognized the relatively short operational history of the Fund. The Board noted that the Fund’s performance during the 3-year period was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the S&P MidCap 400/Citigroup Growth Index. The Board also noted that the Fund’s more recent performance during the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was appreciably higher than the median of its Category and Peer Group. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median, but lower than the Peer Group median. The Board favorably considered the impact of fee caps towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans to improve performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based

Semiannual report | Mid Cap Equity Fund

on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Mid Cap Equity Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P.O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U.S.), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Mid Cap Equity Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	810SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

John Hancock
MUTUAL FUNDS

John Hancock
Technology Fund

Semiannual Report
4.30.08

A look at performance

For the periods ended April 30, 2008

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception

A	1-13-83	–11.50%	2.82%	–4.20%	—	–22.12%	–11.50%	14.93%	–34.90%	—

B	1-3-94	–11.85	2.75	–4.25	—	–22.53	–11.85	14.54	–35.24	—

C	3-1-99	–8.42	3.11	—	–7.42%	–19.27	–8.42	16.54	—	–50.67%

I1	3-1-01	–5.88	5.47	—	–8.49	–17.67	–5.88	30.50	—	–47.05

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.98%, Class B — 2.68%, Class C — 2.68%, Class I — 1.03% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

6	Technology Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Technology Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index 1	Index 2

B2	4-30-98	$6,476	$6,476	$12,158	$14,651

C2,3	3-1-99	4,933	4,933	8,942	13,014

I3,4	3-1-01	5,295	5,295	9,350	12,653

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 3000 Technology Index — Index 1 — is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Index 1 figure as of closest month end to inception date.

4 For certain types of investors as described in the Fund’s Class I share prospectus.

Semiannual report | Technology Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$819.30	$9.05

Class B	1,000.00	815.40	12.23

Class C	1,000.00	815.40	12.19

Class I	1,000.00	823.30	4.67

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technology Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2007, with the same investment held until April 30, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-07	on 4-30-08	period ended 4-30-08[1]

Class A	$1,000.00	$1,014.92	$10.00

Class B	1,000.00	1,011.39	13.55

Class C	1,000.00	1,011.44	13.50

Class I	1,000.00	1,019.74	5.17

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 2.00%, 2.71%, 2.70% and 1.03% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

Semiannual report | Technology Fund	9

Portfolio summary

Top 10 holdings[1]

Microsoft Corp.	9.4%	Oracle Corp.	4.4%

Intel Corp.	5.4%	Cisco Systems, Inc.	4.2%

International Business Machines Corp.	5.3%	Comverse Technology, Inc.	3.9%

Apple, Inc.	4.9%	eBay, Inc.	2.7%

Hewlett-Packard Co.	4.8%	QUALCOMM, Inc.	2.7%

Industry distribution[1]

Systems software	22%	Computer storage & peripherals	5%

Computer hardware	16%	Semiconductor equipment	4%

Communications equipment	14%	Consumer finance	4%

Application software	8%	Wireless telecommunication service	3%

Semiconductors	7%	Home entertainment software	2%

Internet software & services	7%	Other	2%

Technology distributors	6%

1 As a percentage of net assets on April 30, 2008.

10	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-08 (unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.13%		$141,812,156

(Cost $141,558,178)

Application Software 8.39%		12,139,785

Amdocs Ltd. (I)	80,000	2,510,400

Intuit, Inc. (I)	64,000	1,726,080

Iona Technologies Plc ADR (I)(L)	328,000	1,256,240

NetScout Systems, Inc.	322,000	3,220,000

Salesforce.com, Inc. (I)	28,500	1,901,805

Synopsys, Inc. (I)	66,000	1,525,260

Communications Equipment 13.82%		19,969,424

Avocent Corp. (I)	100,000	1,951,000

Cisco Systems, Inc. (I)	239,000	6,127,960

Comverse Technology, Inc. (I)	319,400	5,573,530

Harris Corp.	45,000	2,431,350

Primus Telecommunications Group, Inc. (I)	67,620	17,919

QUALCOMM, Inc.	89,550	3,867,665

Computer Hardware 15.89%		22,962,042

Apple, Inc. (I)	40,550	7,053,673

Dell, Inc. (I)	73,300	1,365,579

Hewlett-Packard Co.	148,400	6,878,340

International Business Machines Corp.	63,500	7,664,450

Computer Storage & Peripherals 4.80%		6,940,305

Brocade Communications Systems, Inc. (I)	308,000	2,205,280

EMC Corp.	188,000	2,895,200

Seagate Technology	97,500	1,839,825

Diversified Banks 0.10%		143,834

First Internet Bancorp (I)	14,369	143,834

Electronic Manufacturing Services 0.11%		152,586

Silicon Genesis Corp. (B)(I)(K)	143,678	152,586

Health Care Equipment 0.04%		54,098

SerOptix, Inc. (B)(I)(K)	491,800	54,098

Home Entertainment Software 1.86%		2,683,360

Activision, Inc.	99,200	2,683,360

See notes to financial statements

Semiannual report | Technology Fund	11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Integrated Telecommunication Services 1.09%		$1,577,680

Verizon Communications, Inc.	41,000	1,577,680

Internet Software & Services 7.38%		10,658,880

eBay, Inc. (I)	125,000	3,911,250

Google, Inc. (Class A) (I)	3,091	1,775,130

NDS Group Plc ADR (I)	30,000	1,543,500

Shanda Interactive Entertainment Ltd. ADR (I)	100,000	3,429,000

Investment Banking & Brokerage 1.43%		2,068,780

BancTec, Inc. (B)(I)(K)(S)	591,080	2,068,780

IT Consulting & Other Services 1.10%		1,586,756

CA, Inc.	71,600	1,585,224

Gomez, Inc. (B)(I)(K)	328	1,532

Semiconductor Equipment 4.42%		6,383,959

O2Micro International Ltd. ADR	197,000	1,495,230

Credence Systems Corp.	657,153	683,439

Mattson Technology, Inc. (I)	201,200	975,820

Teradyne, Inc. (I)	243,000	3,229,470

Semiconductors 7.41%		10,714,127

Fairchild Semiconductor International, Inc. (I)	117,100	1,526,982

Integrated Device Technology, Inc.	128,000	1,368,320

Intel Corp. (I)	351,250	7,818,825

Systems Software 21.51%		31,089,640

Adobe Systems, Inc. (I)	90,500	3,374,745

BMC Software, Inc. (I)	53,250	1,850,970

JDA Software Group, Inc.	85,000	1,606,500

McAfee, Inc. (I)	41,400	1,376,550

Microsoft Corp.	476,800	13,598,336

Oracle Corp. (I)	302,800	6,313,380

Symantec Corp. (I)	172,425	2,969,159

Technology Distributors 6.25%		9,026,569

Arrow Electronics, Inc. (I)	73,350	1,995,854

Avnet, Inc. (I)	52,300	1,369,737

Ingram Micro, Inc. (Class A) (I)	144,500	2,457,945

Tech Data Corp. (I)	95,300	3,203,033

Wireless Telecommunication Services 2.53%		3,660,331

Airspan Networks, Inc. (L)	785,730	550,011

NII Holdings, Inc. (I)	68,000	3,110,320

See notes to financial statements

12	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.21%			$305,014

(Cost $1,230,942)

Health Care Equipment 0.19%			275,000

SerOptix, Inc. (Series A) (B)(G)(I)(K)	CC–	500,000	125,000

SerOptix, Inc. (Series B) (B)(G)(I)(K)	CC–	500,000	150,000
IT Consulting & Other Services 0.02%			30,014

Gomez, Inc. (B)(G)(K)	CC	6,427	30,014

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.48%			$6,474,317

(Cost $6,474,317)

Joint Repurchase Agreement 4.40%			6,352,000

Joint Repurchase Agreement with Bank of America Corp.,
dated 4-30-08 at 1.910% to be repurchased at
$6,352,337 on 5-1-08, collateralized by $4,988,691
U.S. Treasury Inflation Indexed Bond, 3.00% due
7-15-12 (valued at $6,479,040, including interest)	1.910%	$6,352	6,352,000

		Shares

Cash Equivalents 0.08%			122,317

John Hancock Cash Investment Trust (T)(W)	2.726% (Y)	122,317	122,317

Total investments (Cost $149,263,437)† 102.82%			$148,591,487

Other assets and liabilities, net (2.82%)			($4,080,392)

Total net assets 100.00%			$144,511,095

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Semiannual report | Technology Fund	13

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) Securities are fair valued in good faith under procedures established by the Board of Trustees. Fair value securities amounted to $2,582,010 or 1.79% of the Fund’s net assets as of April 30, 2008.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2008

BancTec, Inc.
common stock	06-20-07	$4,728,640	1.43%	$2,068,780
Gomez, Inc.
common stock	09-10-02	2,177,612	0.00	1,532
preferred stock	01-23-06	64,275	0.02	30,014
SerOptix, Inc.
common stock	01-12-98	50	0.04	54,098
preferred stock, Ser A	01-12-98	500,000	0.09	125,000
preferred stock, Ser B	04-05-00	666,667	0.10	150,000
Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.11	152,586
Total			1.79%	$2,582,010

(L) All or a portion of this security is on loan as of April 30, 2008.

(S) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,068,780 or 1.43% of the Fund’s net assets as of April 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes, was $149,320,495. Gross unrealized appreciation and depreciation of investments aggregated $21,142,920 and $21,871,928, respectively, resulting in net unrealized depreciation of $729,008.

See notes to financial statements

14	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $149,141,120)
including $121,698 of securities loaned (Note 2)	$148,469,170
Investments in affiliated issuers, at value (Cost $122,317)	122,317
Total investments, at value (Cost $149,263,437)	148,591,487
Cash	256
Receivable for shares sold	12,212
Dividends and interest receivable	41,962
Receivable from affiliates	76,042

Total assets	148,721,959

Liabilities

Payable for investments purchased	3,434,016
Payable for shares repurchased	226,022
Payable upon return of securities loaned (Note 2)	122,317
Payable to affiliates
Management fees	93,533
Distribution and service fees	53,187
Other	132,865
Other payables and accrued expenses	148,924

Total liabilities	4,210,864

Net assets

Capital paid-in	1,342,611,444
Accumulated net realized loss on investments	(1,196,201,550)
Net unrealized depreciation of investments	(671,950)
Accumulated net investment loss	(1,226,849)

Net assets	$144,511,095

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($110,916,861 ÷ 33,497,912 shares)	$3.31
Class B ($26,915,821 ÷ 9,084,979 shares)[1]	$2.96
Class C ($6,657,782 ÷ 2,246,767 shares)[1]	$2.96
Class I ($20,631 ÷ 5,611 shares)	$3.68

Maximum offering price per share
Class A ($3.31 ÷ 95%)[2]	$3.48

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | Technology Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 4-30-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$372,087
Securities lending	74,590
Interest	54,749
Income from affiliated issuers	33,352

Total investment income	534,778

Expenses

Investment management fees (Note 3)	636,529
Transfer agent fees (Note 3)	565,460
Distribution and service fees (Note 3)	378,527
Accounting and legal services fees (Note 3)	7,824
Printing fees	44,239
Professional fees	20,411
Blue sky fees	18,178
Custodian fees	17,487
Trustees’ fees	4,204
Miscellaneous	14,669
Total expenses	1,707,528
Less expense reductions (Note 3)	(17,822)

Net expenses	1,689,706

Net investment loss	(1,154,928)

Realized and unrealized gain (loss)

Net realized loss on investments	(3,124,769)
Change in net unrealized appreciation (depreciation) of investments	(30,246,678)

Net realized and unrealized loss	(33,371,447)

Decrease in net assets from operations	($34,526,375)

1 Semiannual period from 11-1-07 to 4-30-08.

See notes to financial statements

16	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-07	4-30-08[1]

Increase (decrease) in net assets
From operations
Net investment loss	($3,143,099)	($1,154,928)
Net realized gain (loss)	18,934,364	(3,124,769)
Change in net unrealized appreciation (depreciation)	15,109,638	(30,246,678)

Increase (decrease) in net assets resulting from operations	30,900,903	(34,526,375)

From Fund share transactions (Note 4)	(55,378,002)	(13,967,037)

Total decrease	(24,477,099)	(48,493,412)

Net assets

Beginning of period	217,481,606	193,004,507
End of period[2]	$193,004,507	$144,511,095

1 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

2 Includes accumulated net investment loss of $71,921 and $1,226,849, respectively.

See notes to financial statements

Semiannual report | Technology Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$2.40	$3.85	$3.23	$3.38	$3.44	$4.04
Net investment loss[3]	(0.06)	(0.06)	(0.04)	(0.05)	(0.05)	(0.02)
Net realized and unrealized
gain (loss) on investments	1.51	(0.56)	0.19	0.11	0.65	(0.71)
Total from investment operations	1.45	(0.62)	0.15	0.06	0.60	(0.73)
Net asset value, end of period	$3.85	$3.23	$3.38	$3.44	$4.04	$3.31
Total return (%)[4]	60.42[5]	(16.10)[5]	4.64[5]	1.78[5]	17.44	(18.07)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$284	$224	$192	$146	$138	$111
Expenses before reductions	2.39	1.92	1.95	1.93	1.98	2.00[7]
Expenses net of fee waivers, if any	2.38	1.90	1.90	1.89	1.98	2.00[7]
Expenses net of all fee waivers
and credits	2.38	1.90	1.90	1.89	1.98	1.98[7]
Net investment loss	(2.09)	(1.68)	(1.05)	(1.37)	(1.39)	(1.30)[7]
Portfolio turnover (%)	42	34	66	78	104	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

18	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$2.23	$3.55	$2.96	$3.08	$3.11	$3.63
Net investment loss[3]	(0.08)	(0.08)	(0.05)	(0.07)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	1.40	(0.51)	0.17	0.10	0.59	(0.64)
Total from investment operations	1.32	(0.59)	0.12	0.03	0.52	(0.67)
Net asset value, end of period	$3.55	$2.96	$3.08	$3.11	$3.63	$2.96
Total return (%)[4]	59.19[5]	(16.62)[5]	4.05[5]	0.97[5]	16.72	(18.46)[5,6]

Ratios and supplemental data
Net assets, end of period (in millions)	$226	$143	$94	$61	$46	$27
Expenses before reductions	3.10	2.61	2.65	2.63	2.68	2.71[7]
Expenses net of fee waivers, if any	3.09	2.59	2.60	2.59	2.68	2.71[7]
Expenses net of all fee waivers
and credits	3.09	2.59	2.60	2.59	2.68	2.68[7]
Net investment loss	(2.79)	(2.34)	(1.70)	(2.07)	(2.09)	(1.98)[7]
Portfolio turnover (%)	42	34	66	78	104	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Technology Fund	19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance

Net asset value,
beginning of period	$2.23	$3.55	$2.96	$3.08	$3.11	$3.63
Net investment loss[3]	(0.08)	(0.08)	(0.05)	(0.07)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	1.40	(0.51)	0.17	0.10	0.59	(0.64)
Total from investment operations	1.32	(0.59)	0.12	0.03	0.52	(0.67)
Net asset value, end of period	$3.55	$2.96	$3.08	$3.11	$3.63	$2.96
Total return (%)[4]	59.19[5]	(16.62)[5]	4.05[5]	0.97[5]	16.72	(18.46)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	$27	$18	$14	$10	$9	$7
Expenses before reductions	3.09	2.61	2.65	2.63	2.68	2.70[7]
Expenses net of fee waivers, if any	3.08	2.59	2.60	2.59	2.68	2.70[7]
Expenses net of all fee waivers and
credits	3.08	2.59	2.60	2.59	2.68	2.68[7]
Net investment loss	(2.79)	(2.35)	(1.74)	(2.07)	(2.09)	(1.99)[7]
Portfolio turnover (%)	42	34	66	78	104	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charge.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

20	Technology Fund | Semiannual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	10-31-03[1]	10-31-04[1]	10-31-05[1]	10-31-06	10-31-07	4-30-08[2]

Per share operating performance
Net asset value,
beginning of period	$2.44	$4.10	$3.47	$3.67	$3.76	$4.47
Net investment loss[3]	(0.02)	(0.03)	(0.01)	(0.02)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	1.68	(0.60)	0.21	0.11	0.73	(0.78)
Total from investment operations	1.66	(0.63)	0.20	0.09	0.71	(0.79)
Net asset value, end of period	$4.10	$3.47	$3.67	$3.76	$4.47	$3.68
Total return (%)[4]	68.03[5]	(15.37)	5.76	2.45	18.88	(17.67)[5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Expenses before reductions	0.95	0.95	0.96	0.97	1.03	1.03[8]
Expenses net of fee waivers, if any	0.94	0.95	0.96	0.97	1.03	1.03[8]
Expenses net of all fee waivers and
credits	0.94	0.95	0.96	0.97	1.03	1.02[8]
Net investment loss	(0.65)	(0.74)	(0.16)	(0.45)	(0.44)	(0.40)[8]
Portfolio turnover (%)	42	34	66	78	104	45

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 11-1-07 to 4-30-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Semiannual report | Technology Fund	21

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Technology Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C and Class I shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

22	Technology Fund | Semiannual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual report | Technology Fund	23

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,193,019,558 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $505,581,079, October 31, 2010 — $411,487,210, October 31, 2011 — $189,151,147 and October 31, 2012 — $86,800,122.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of April 30, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except

24	Technology Fund | Semiannual report

for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund’s average daily net asset value; (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $800,000,000. The effective rate for the management fee is 0.81% of the Fund’s average daily net asset value for the period ended April 30, 2008. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2008, JH Funds received net up-front sales charges of $35,910 with regard to sales of Class A shares. Of this amount, $4,950 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,421 was paid as sales commissions to unrelated broker-dealers and $6,539 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2008, CDSCs received by JH Funds amounted to $26,179 for Class B shares and $104 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C and Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05% and 0.04%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee

Semiannual report | Technology Fund	25

which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account, $16.50 for each Class C shareholder account and $15.00 for each Class I shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended April 30, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $17,822 for transfer agent credits earned.

Class level expenses for the period ended April 30, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$415,666	$173,060
Class B	123,334	168,845
Class C	26,456	36,622
Class I	4	—
Total	$565,460	$378,527

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $7,824 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

26	Technology Fund | Semiannual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the year ended October 31, 2007, and the period ended April 30, 2008, along with the corresponding dollar value.

	Year ended 10-31-07		Period ended 4-30-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,961,512	$14,440,564	3,255,632	$11,048,322
Repurchased	(12,290,294)	(44,110,036)	(3,832,176)	(13,208,101)
Net decrease	(8,328,782)	($29,669,472)	(576,544)	($2,159,779)

Class B shares

Sold	918,037	$2,993,386	399,267	$1,220,418
Repurchased	(7,931,354)	(25,785,046)	(4,043,597)	(12,367,153)
Net decrease	(7,013,317)	($22,791,660)	(3,644,330)	($11,146,735)

Class C shares

Sold	238,869	$795,760	102,150	$327,133
Repurchased	(1,142,510)	(3,712,630)	(327,751)	(998,563)
Net decrease	(903,641)	($2,916,870)	(225,601)	($671,430)

Class I shares

Sold	11	$46	3,030	$10,907
Repurchased	(11)	(46)	—	—
Net increase	—	—	3,030	$10,907

Net decrease	(16,245,740)	($55,378,002)	(4,443,445)	($13,967,037)

1Semiannual period from 11-1-07 to 4-30-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2008, aggregated $71,067,877 and $81,452,188, respectively.

Note 6
Subsequent event

On June 10, 2008, the Trustees of the Fund voted to recommend that the shareholders of the Fund approve a tax-free reorganization of the Fund into John Hancock Rainier Growth Fund (Rainier Growth Fund), another fund within the John Hancock Funds Complex, as described below.

Under the terms of the reorganization, subject to shareholders’ approval at a shareholder meeting scheduled to be held on September 24, 2008, the Fund would transfer all of its assets and liabilities to the Rainier Growth Fund in a tax-free exchange for shares of equal value of the Rainier Growth Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus which is scheduled to be mailed to the Fund’s shareholders on or about July 31, 2008.

Semiannual report | Technology Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Technology Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Series Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Technology Fund (the Fund). The Advisory Agreement with the Adviser and the Subadvisory Agreement with the Subadviser are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to

28	Technology Fund | Semiannual report

compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the performance of the Fund was appreciably lower than the performance of the Peer Group and Category medians, and its benchmark indices, the Russell 3000 Technology Index and the Standard & Poor’s 500 Index, for all of the time periods under review. The Adviser discussed changes that were implemented with the objective of improving performance. The Adviser reported that, as a result of the changes, the year-to-date performance information show signs of improved performance. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Category and not appreciably higher than the rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Category. The Board also noted that that the Fund’s Gross Expense Ratio was lower than the median of its Peer Group and its Net Expense Ratio was not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses and plans for improving the Fund’s performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Semiannual report | Technology Fund	29

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

30	Technology Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	Bank of New York Mellon
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
P.O. Box 9510
* Members of the Audit Committee	Investment adviser	Portsmouth, NH 03802-9510
† Non-Independent Trustee	John Hancock Advisers, LLC
	601 Congress Street	Legal counsel
Officers	Boston, MA 02210-2805	Kirkpatrick & Lockhart
Keith F. Hartstein		Preston Gates Ellis LLP
President and	Subadviser	One Lincoln Street
Chief Executive Officer	MFC Global Investment	Boston, MA 02111-2950
Management (U.S.), LLC
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199

Francis V. Knox, Jr.	Principal distributor
Chief Compliance Officer	John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

31	Technology Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Technology Fund.	830SA	4/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		6/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

     (a) Not applicable.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008